Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000011741
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000011740
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000011752
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000011751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000011754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000011753
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000011764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000097939
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
C000011757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000011758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
Without Sales Load [Member] | C000011741
Average Annual Return [Line Items]
Average Annual Return, Percent	41.83%	11.21%	12.13%
Without Sales Load [Member] | C000011740
Average Annual Return [Line Items]
Average Annual Return, Percent	41.73%	11.11%	12.02%
Without Sales Load [Member] | C000011752
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%	0.89%	2.92%
Without Sales Load [Member] | C000011751
Average Annual Return [Line Items]
Average Annual Return, Percent	11.28%	0.87%	2.87%
Without Sales Load [Member] | C000011754
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%	1.29%	3.08%
Without Sales Load [Member] | C000011753
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%	1.23%	3.03%
Without Sales Load [Member] | C000011764
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%	4.12%	4.45%
Without Sales Load [Member] | C000097939
Average Annual Return [Line Items]
Average Annual Return, Percent	7.42%	4.02%	4.35%
Without Sales Load [Member] | C000011757
Average Annual Return [Line Items]
Average Annual Return, Percent	61.65%	15.86%	16.68%
Without Sales Load [Member] | C000011758
Average Annual Return [Line Items]
Average Annual Return, Percent	61.01%	15.54%	16.37%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Morgan Stanley (SSB US) Index: J.P. Morgan Emerging Markets Bond Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Global Diversified Index
Average Annual Return, Percent	6.54%	0.12%	3.13%
Morgan Stanley (SSB US) Index: J.P. Morgan Emerging Markets Bond Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Global Diversified Index
Average Annual Return, Percent	6.54%	0.12%	3.13%
Morgan Stanley Index: MSCI All Country World Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.49%	10.06%	9.23%
Morgan Stanley Index: MSCI All Country World Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.49%	10.06%	9.23%
Morgan Stanley Index: Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%	14.28%	12.87%
Morgan Stanley Index: Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%	14.28%	12.87%
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	22.10%	11.47%	11.54%
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	22.10%	11.47%	11.54%
Morgan Stanley Index: Emerging Markets Debt Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Blended Index
Average Annual Return, Percent	6.54%	0.12%	2.96%
Morgan Stanley Index: Emerging Markets Debt Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Blended Index
Average Annual Return, Percent	6.54%	0.12%	2.96%
Morgan Stanley Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%	1.70%	3.64%
Morgan Stanley Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%	1.70%	3.64%
Morgan Stanley Index: Custom MSIM Global Allocation
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Average Annual Return, Percent	9.49%	5.32%	5.56%
Morgan Stanley Index: Custom MSIM Global Allocation
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Average Annual Return, Percent	9.49%	5.32%	5.56%
Morgan Stanley Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.96%	16.78%
Morgan Stanley Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.96%	16.78%